Insurance Risk - Additional Information (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Description of minimum requirement of solvency applicable	If the insurance company’s solvency ratio is less than 100%, it indicates that the solvency standard amount measured by the potential loss amount cannot be covered with capital, which means that the insurance company’s capital soundness has become poor, and the supervisory authority must comply with the Insurance Business Supervision Regulations. Accordingly, insurance companies with a solvency ratio of less than 100% are required to take timely corrective actions such as management improvement recommendations, management improvement requests, or management improvement orders.
Liquidity risk [member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Percentage of supplementary capital can be reflected in solvency amount	50.00%
Confidence level used to determine risk adjustment for non-financial risk	99.50%
Liquidity risk [member] | Shinhan Life Insurance Co., Ltd.
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Insurance paid upon the request of the contractor	₩ 53,227,935	₩ 52,555,004